Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		$ 12
Trade receivables		24
Prepaid expenses and other current assets		7
Current assets		43
Property and equipment		8
Equity method investments		45
Other non-current assets		4
Total assets		403
Payables and accruals		(40)
Current taxes payable		(2)
Deferred revenue		(22)
Other financial liabilities		(8)
Current liabilities		(72)
Long-term indebtedness		(48)
Provisions and other non-current liabilities		(1)
Other financial liabilities		(25)
Deferred tax		(38)
Total liabilities		(184)
Net assets acquired		219
Goodwill		619
Total		838
Businesses acquired, net of cash		438
Non-controlling interests		388
Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		255
Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		48
Safe Send [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 14
Trade receivables	11
Prepaid expenses and other current assets	2
Current assets	27
Property and equipment	1
Equity method investments	0
Other non-current assets	1
Total assets	292
Payables and accruals	(4)
Current taxes payable	0
Deferred revenue	(16)
Other financial liabilities	0
Current liabilities	(20)
Long-term indebtedness	0
Provisions and other non-current liabilities	0
Other financial liabilities	(1)
Deferred tax	(56)
Total liabilities	(77)
Net assets acquired	215
Goodwill	384
Total	599
Businesses acquired, net of cash	585
Non-controlling interests	0
Safe Send [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	225
Safe Send [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 38
Pagero [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		10
Trade receivables		21
Prepaid expenses and other current assets		6
Current assets		37
Property and equipment		8
Equity method investments		45
Other non-current assets		4
Total assets		379
Payables and accruals		(39)
Current taxes payable		(1)
Deferred revenue		(17)
Other financial liabilities		(2)
Current liabilities		(59)
Long-term indebtedness		(48)
Provisions and other non-current liabilities		(1)
Other financial liabilities		(14)
Deferred tax		(33)
Total liabilities		(155)
Net assets acquired		224
Goodwill		573
Total		797
Businesses acquired, net of cash		399
Non-controlling interests		388
Pagero [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		255
Pagero [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		30
Other [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		2
Trade receivables		3
Prepaid expenses and other current assets		1
Current assets		6
Property and equipment		0
Equity method investments		0
Other non-current assets		0
Total assets		24
Payables and accruals		(1)
Current taxes payable		(1)
Deferred revenue		(5)
Other financial liabilities		(6)
Current liabilities		(13)
Long-term indebtedness		0
Provisions and other non-current liabilities		0
Other financial liabilities		(11)
Deferred tax		(5)
Total liabilities		(29)
Net assets acquired		(5)
Goodwill		46
Total		41
Businesses acquired, net of cash		39
Non-controlling interests		0
Other [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		0
Other [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		$ 18